Note 19 - Other assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Insurance Contracts Linked To Pensions	€ 0	€ 0
Total Accruals (assets)	1,032	702
Unaccrued prepaid expenses	577	465
Other prepayments and accrued income	455	237
Total Inventories	592	635
Real estate companies	591	633
Other inventories	1	2
Transactions in progress (assets)	228	249
Other items (assets inventories)	2,602	3,886
OTHER ASSETS	4,454	5,472
Liabilities Abstract
Transactions in progress (liabilities)	126	39
Total Accruals (liabilities)	2,428	2,558
Unpaid accrued expenses	1,753	2,119
Other accrued expenses and deferred income	675	439
Other items (liabilities inventories)	2,222	1,704
Total OTHER LIABILITIES	€ 4,776	€ 4,301